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                    AMERICAN EAGLE CAPITAL APPRECIATION FUND
                           AMERICAN EAGLE TWENTY FUND
                      AMERICAN EAGLE LARGE-CAP GROWTH FUND



                                                        ------------------------
THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE            Supplement dated July
A CURRENT PROSPECTUS.  TO REQUEST A COPY OF              25, 2005 to prospectus
THE PROSPECTUS, PLEASE CALL 1-800-335-0333.              dated May 1, 2005
                                                        ------------------------

On July 22, 2005, the Board of Directors of American Eagle Funds, Inc. voted to liquidate American Eagle Large-Cap Growth Fund, effective August 30, 2005. From July 25, 2005, investors may no longer purchase shares of American Eagle Large-Cap Growth Fund.






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                    AMERICAN EAGLE CAPITAL APPRECIATION FUND
                           AMERICAN EAGLE TWENTY FUND
                      AMERICAN EAGLE LARGE-CAP GROWTH FUND

                         301 CARLSON PARKWAY, SUITE 120
                           MINNETONKA, MINNESOTA 55305
                                 1-800-335-0333



                                                     ---------------------------
THIS SUPPLEMENT AND THE STATEMENT OF ADDITIONAL       Supplement dated July 25,
INFORMATION CONSTITUTE A CURRENT STATEMENT OF         2005 to Statement of
ADDITIONAL INFORMATION.  TO REQUEST A COPY OF         Additional Information
THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE       dated May 1, 2005
CALL 1-800-335-0333.                                 ---------------------------

On July 22, 2005, the Board of Directors of American Eagle Funds, Inc. voted to liquidate American Eagle Large-Cap Growth Fund, effective August 30, 2005. From July 25, 2005, investors may no longer purchase shares of American Eagle Large-Cap Growth Fund.